Income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details {2}
Revenues	$ 34,508	$ 25,188
Cost of revenues	(14,032)	(11,246)
Gross profit	20,476	13,942
Operating expenses
Research and development	(5,312)	(4,797)
Sales and marketing	(15,812)	(11,733)
General and administrative	(4,927)	(4,401)
Total operating expenses	(26,051)	(20,931)
Operating loss	(5,575)	(6,989)
Finance income	54	0
Finance expenses	(5,538)	(5,916)
Net loss before tax	(11,059)	(12,905)
Taxes on income	(76)	(8)
Net loss and comprehensive loss	$ (11,135)	$ (12,913)
Basic and diluted loss per share	$ (0.6)	$ (0.8)
Weighted average number of shares outstanding	18,411,153	16,193,787